Annual Total Returns[BarChart] - DWS RREEF Global Infrastructure Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	15.29%	16.14%	18.19%	17.95%	(14.40%)	8.11%	13.23%	(11.24%)	28.91%	(2.23%)